Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	€ 0	€ 0	€ 1,743
Interest expenses on borrowings	28,116	23,364	12,139
Borrowings	(512,014)	(350,722)
Current interest payable	(14,897)	(13,019)
Contract assets with related party	0	0
Contract liabilities with related party	(22,650)	(9,823)
Madeleine Charging B.V.
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	0	0	1,743
Reimbursement of advisory fees	0	0	953
Share-based payment expenses	0	0	74,001
Meridiam Europe IV A S.A.S.
Disclosure of transactions between related parties [line items]
Convertible debt	150,000	0	0
Interest expenses on borrowings	230	0	0
Borrowings	(150,000)
Current interest payable	(229)
Mega-E Group
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	0	0	1,066
EV Cars
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	9,734	15,585	51,424
Contract assets with related party	0	0
Contract liabilities with related party	(7,883)	(6,241)
Trade receivables from related party	5,896	7,178
Trade payable to related party	(727)	(220)
Meridiam Faolan EV Cars GmbH & Co. KG
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	43,199	0	0
Contract liabilities with related party	(14,500)
Trade receivables from related party	1,084
Trade payable to related party	(677)
Voltalis
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	5,455	5,455	2,268
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives	0	0	69
Trade receivables from related party	1,637	0
Executive Board Member
Disclosure of transactions between related parties [line items]
Other payments	€ 0	€ 0	€ 4,740